Working capital - Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022	[1]
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 639	$ 684
Work in progress	118	166
Maturing inventories	7,832	7,300
Finished goods and goods for resale	1,131	1,503
Inventories	$ 9,720	$ 9,653	[1]	$ 8,584

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.